SEGMENT INFORMATION (Schedule of Revenue by Customers Geographical Area) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers		$ 92,965	$ 101,980	$ 90,435
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers		57,799	70,408	52,183
Asia / Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers		25,504	22,567	27,686
Europe (including Ireland) [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	[1]	$ 9,662	$ 9,005	$ 10,566

[1]	Revenue from customers in Ireland is not disclosed separately due to the immateriality of these revenues.